Financial Instrument Risk Management - Past Due and Impaired Mortgages and Loans (Details) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 173,735	$ 168,785
Mortgages
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	15,485	15,428
Mortgages | Gross carrying value
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	15,565	15,494
Mortgages | Allowance for losses
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	80	66
Mortgages | Not past due | Gross carrying value
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	15,473	15,402
Mortgages | Not past due | Allowance for losses
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Mortgages | Impaired | Gross carrying value
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	92	92
Mortgages | Impaired | Allowance for losses
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	80	66
Loans
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	36,207	34,518
Loans | Gross carrying value
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	36,259	34,567
Loans | Allowance for losses
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	52	49
Loans | Not past due | Gross carrying value
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	36,188	34,486
Loans | Not past due | Allowance for losses
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Loans | Impaired | Gross carrying value
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	71	81
Loans | Impaired | Allowance for losses
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	52	49
Total
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	51,692	49,946
Total | Gross carrying value
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	51,824	50,061
Total | Allowance for losses
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	132	115
Total | Not past due | Gross carrying value
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	51,661	49,888
Total | Not past due | Allowance for losses
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Total | Impaired | Gross carrying value
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	163	173
Total | Impaired | Allowance for losses
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 132	$ 115